Share Capital (Details) - CAD ($)																			1 Months Ended		12 Months Ended
	May 26, 2023	Mar. 31, 2023	Feb. 24, 2023	Feb. 03, 2023	Dec. 20, 2022	Dec. 14, 2022	May 02, 2022	Mar. 02, 2022	Feb. 09, 2022	Jan. 18, 2022	Jan. 07, 2022	Jan. 06, 2022	Jan. 05, 2022	Nov. 26, 2021	Jul. 13, 2021	Jun. 03, 2021	May 14, 2021	Apr. 20, 2021	Nov. 15, 2022	Jan. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Apr. 05, 2023	Apr. 03, 2023	Mar. 27, 2023	Nov. 07, 2022	Oct. 21, 2022	Jun. 09, 2021	Mar. 12, 2021
Share Capital [Line Items]
Shares issued (in Shares)		750,000																			750,000			1,300,000	1,500,000
Non-flow through units (in Shares)							907,519
Price per Share (in Dollars per share)						$ 0.57	$ 0.931									$ 0.385			$ 0.225							$ 0.5
Gross proceeds			$ 1,500,000			$ 2,225,475	$ 1,394,900							$ 2,200,000		$ 1,000,000			$ 1,500,000
Common share price							1.9
Share purchase warrants							$ 155,186															$ 14,000	$ 1,115,200
Weighted average risk free interest rate							2.55%					1.41%	1.01%	0.90%	0.95%						2.64%
Weighted average volatility factor							125.38%					215.00%	142.00%	132.01%	221.00%						105.37%
Paid finder’s fees																					$ 144,396	87,168	60,370
Issued common shares (in Shares)		33,355																			33,355
Shares value		$ 24,083																			$ 24,083						$ 153,290	$ 37,500
Non-brokered private placement (in Shares)						3,707,500
Common shares value			$ 442,105	$ 27,631	$ 271,000	$ 594,175		$ 881,250	$ 76,250	$ 182,500	$ 35,000							$ 41,534
Finder's fees						$ 133,520
Stock options granted (in Shares)	550,000	3,650,000
Restricted share plan		$ 2,190,000																			$ 2,190,000
Total warrant proceeds																						49,200	35,200
Warrant exercise price																						11,150
Interest acquire								100.00%	100.00%	100.00%	100.00%
Issuance of units (in Shares)																2,003,376
Proceeds from issuance																$ 771,300
Non-flow through units (in Shares)																682,687
Common share price per share (in Dollars per share)																$ 0.45
Issue period																					2 years
Recognized liability		$ 100,169																			$ 100,169
Expected life												5	1	1	5
Share issue costs														$ 14,715							217,371	$ 82,442	$ 156,341
Finders fee														$ 13,750							$ 64,384
Issuance units (in Shares)																					105,169
Acquired interest percentage		25.00%																			25.00%								100.00%
Units shares (in Shares)														8,800,000
Price per unit (in Dollars per share)						$ 0.625								$ 0.25
Common share price (in Dollars per share)														$ 0.5
Other share issue cost														$ 965
Exceed issued and outstanding																					10.00%
Grant period																					10 years
Restricted share unit percentage																					10.00%
Restricted shares		$ 3,650,000										$ 79,117	$ 107,899		$ 168,437						$ 3,650,000
Exercisable per share (in Dollars per share)												$ 1.33	$ 1.52		$ 0.95		$ 1.33
Fair value option		$ 276,997																			$ 276,997
Stock options (in Shares)												63,158	197,368		236,842
Common Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares)		41,920,038																			41,920,038	232,000
Common stock shares issued (in Shares)		41,920,038																			41,920,038	20,589,209
Price per Share (in Dollars per share)							$ 1.71
NFT [Member]
Share Capital [Line Items]
Non-flow through units (in Shares)							723,684
Price per Share (in Dollars per share)							$ 0.76									$ 0.335
Gross proceeds																$ 228,700
Falcon Lake Property option agreement [Member]
Share Capital [Line Items]
Shares issued (in Shares)																												131,579
Augustus Lithium Property option agreement [Member]
Share Capital [Line Items]
Shares issued (in Shares)																											613,158
Gaspesie Peninsula Property option agreement [Member]
Share Capital [Line Items]
Shares issued (in Shares)					713,158
Canadian Lithium Property option agreement [Member]
Share Capital [Line Items]
Shares issued (in Shares)				78,947
North Spirit Property option agreement [Member]
Share Capital [Line Items]
Shares issued (in Shares)			1,105,262
Funders Agreement [Member]
Share Capital [Line Items]
Shares issued (in Shares)																		198,161
Abitibi Lithium property [Member]
Share Capital [Line Items]
Shares issued (in Shares)																		1,078,947
Common shares value																		$ 1,517,000
Interest acquire																		100.00%
Share issue costs																		$ 250,000
Acquired interest percentage																		100.00%												100.00%
Abitibi Lithium property [Member] | Common Shares [Member]
Share Capital [Line Items]
Shares issued (in Shares)																		4,100,000
Bald Eagle Silver Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)																		550,000
Common shares value																		$ 203,500
Black-Scholes Pricing Model [Member]
Share Capital [Line Items]
Weighted average risk free interest rate																					0.32%
Weighted average volatility factor																					231.77%
Expected life																					2
Share issue costs																					$ 67,727
Fair value		$ 35,232																			35,232
McNeely Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)																													2,000,000
Common shares valued																													$ 570,000
Kokanee Creek Property [Member]
Share Capital [Line Items]
Common shares value																				$ 768,750
Interest acquire																				100.00%
Issued shares (in Shares)																				2,775,000
Red Lake Property [Member]
Share Capital [Line Items]
Common shares value																				$ 792,750
Interest acquire																				100.00%
Issued shares (in Shares)																				2,775,000
Falcon Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)											100,000
Augustus Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)										500,000
Canadian Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)									250,000
Electron Lithium Property [Member]
Share Capital [Line Items]
Shares issued (in Shares)								3,750,000
Directors [Member]
Share Capital [Line Items]
Stock options granted (in Shares)																	223,864
Warrants [member]
Share Capital [Line Items]
Paid finder’s fees																					$ 25,350
Common share price per share (in Dollars per share)		$ 0.4																			$ 0.4
Private Placements [Member]
Share Capital [Line Items]
Shares issued (in Shares)						2,040,000
Price per Share (in Dollars per share)						$ 0.625
Paid finder’s fees																					$ 58,500
Share Options [Member]
Share Capital [Line Items]
Weighted average risk free interest rate																					0.94%
Weighted average volatility factor																					224.00%
Expected life																					5
Exceed issued and outstanding																					5.00%
Share Options [Member] | Common Shares [Member]
Share Capital [Line Items]
Exceed issued and outstanding																					2.00%
RSU [Member]
Share Capital [Line Items]
Stock options granted (in Shares)		3,650,000
Fair value		$ 2,190,000																			$ 2,190,000
Restricted share unit percentage																					10.00%
Restricted shares		$ 2,190,000																			$ 2,190,000
Private Placements [Member]
Share Capital [Line Items]
Shares issued (in Shares)						1,667,500													6,666,667							3,000,000
Ordinary shares [member]
Share Capital [Line Items]
Share issue costs																					$ 3,343
Issued capital [member]
Share Capital [Line Items]
Shares issued (in Shares)																						20,589,209